ACCOUNTS AND OTHER RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of financial assets classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2026:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,447	$3,447
Accounts and other receivable, net (current and non-current) (1)	—	—	7,121	7,121
Financial assets (current and non-current) (2) (3)	1,040	5,335	8,265	14,640
Total	$1,040	$5,335	$18,833	$25,208
Financial liabilities
Accounts payable and other (current and non-current) (2) (4)	$267	$64	$6,654	$6,985
Borrowings (current and non-current)	—	—	44,822	44,822
Total	$267	$64	$51,476	$51,807
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(1)Includes a receivable of $1,850 million related to the tax benefits at the Corporation’s advanced energy storage operation. Refer to Note 2(c)(i) for additional details.
(2)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging activities in Note 4(a) below.
(3)FVOCI includes $490 million of units in an evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 18(a)(i) for additional information.
(4)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits, other liabilities, and liabilities associated with assets held for sale of $9,216 million. Refer to Note 8 for additional information.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2025:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,546	$3,546
Accounts and other receivable, net (current and non-current) (1)	—	—	7,725	7,725
Financial assets (current and non-current) (2) (3)	879	5,072	6,532	12,483
Total	$879	$5,072	$17,803	$23,754
Financial liabilities
Accounts payable and other (2) (4)	$144	$57	$7,046	$7,247
Borrowings (current and non-current)	—	—	43,749	43,749
Total	$144	$57	$50,795	$50,996
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(1)Includes a receivable of $2,412 million related to the tax benefits at the Corporation’s advanced energy storage operation. Refer to Note 2(c)(i) for additional details.
(2)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)FVOCI includes $584 million of units in an evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 18(a)(i) for additional information.
(4)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenues, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $6,941 million.

(US$ MILLIONS)	June 30, 2026	December 31, 2025
Current
Marketable securities	$549	$544
Restricted cash	74	83
Derivative assets	206	95
Loans and notes receivable	366	328
Other financial assets (1)	118	180
Total current	$1,313	$1,230
Non-current
Marketable securities (2)	$3,472	$3,093
Restricted cash	61	68
Derivative assets	147	135
Loans and notes receivable (3)	7,569	5,774
Other financial assets (1)	2,078	2,183
Total non-current	$13,327	$11,253
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(1)Other financial assets primarily consist of asset-backed securities and high yield bonds at the Corporation’s residential mortgage insurer and convertible preferred shares held in the Corporation’s audience measurement operation.
(2)Marketable securities include $490 million (December 31, 2025: $584 million) of units in an evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 18(a)(i) for additional information.
(3)Loans and notes receivable includes $6,895 million (December 31, 2025: $5,110 million) of mortgage receivables related to the Corporation’s Australian asset manager and lender.

(US$ MILLIONS)	June 30, 2026	December 31, 2025
Current, net	$6,167	$6,550
Non-current, net
Accounts receivable	101	397
Retainer on customer contract	55	58
Billing rights	798	720
Total non-current, net	$954	$1,175
Total (1)	$7,121	$7,725
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(1)Includes a receivable of $1,850 million (December 31, 2025: $2,412 million) related to tax benefits at the Corporation’s advanced energy storage operation. Refer to Note 2(c)(i) for additional information.